Components of net periodic pension cost (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service credit	$ (200)	$ (961)	$ (1,046)
Recognized net actuarial losses	25,159	12,973	12,196
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Service Cost	0	0	0
Defined Benefit Plan Interest Cost	29,981	31,139	31,513
Expected return on plan assets	(39,240)	(43,361)	(30,862)
Amortization of prior service credit	0	0	0
Recognized net actuarial losses	21,703	11,314	8,745
Defined Benefit Plan Amortization Of Net Gains Losses	12,444	(908)	9,396
Settlement Loss	0	0	4,229
Defined Benefit Plan, Special Termination Benefits	0	15,559	0
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments	0	0	0
Total net periodic pension cost	12,444	14,651	13,625
Other Pension Plans Defined Benefit Member
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Service Cost	0	0	0
Defined Benefit Plan Interest Cost	1,572	1,581	1,537
Expected return on plan assets	(2,105)	(1,803)	(1,614)
Amortization of prior service credit	0	0	0
Recognized net actuarial losses	1,294	591	397
Defined Benefit Plan Amortization Of Net Gains Losses	761	369	320
Settlement Loss	0	0	0
Defined Benefit Plan, Special Termination Benefits	0	0	0
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments	0	0	0
Total net periodic pension cost	$ 761	$ 369	$ 320